SCHEDULE OF SEGMENT’S MEASURE OF PROFIT OR LOSS (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)
Segment Reporting [Abstract]
Revenues	$ 4,889,407	$ 37,902,684	$ 5,978,961
Allowance for expected credit losses	(706)	(5,475)	(67,263)
Employee compensation and benefits	(836,939)	(6,487,950)	(1,404,059)
Financial Advisory Fee	(201,013)	(1,558,250)
Information costs	(36,301)	(281,407)	(393,987)
Introduction fees	(348,257)	(2,699,690)
Lease expenses	(256,923)	(1,991,668)	(331,945)
Legal and professional fees	(99,976)	(775,012)	(40,000)
Rates and building management fees	(62,561)	(484,972)	(138,355)
Other general and administrative expenses	(101,624)	(787,792)	(561,706)
Other segment income, net	83,678	648,669	305,629
Income tax expense
Net income (loss)	$ 3,028,785	$ 23,479,137	$ 3,347,275